CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions		Total		Total IBM Stockholders’ Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non- Controlling Interests
Balance at the beginning of the period at Dec. 31, 2020		$ 20,727		$ 20,597	$ 56,556	$ 162,717	$ (169,339)	$ (29,337)	$ 129
Net income plus other comprehensive income/(loss)
Net income		5,743	[1]	5,743		5,743
Other comprehensive income/(loss)		4,839	[1]	4,839				4,839
Total comprehensive income		10,582	[1]	10,582
Cash dividends paid - common stock		(5,869)		(5,869)		(5,869)
Common stock issued under employee plans		762		762	762
Purchases and sales of treasury stock under employee plans - net		(31)		(31)		22	(53)
Separation of Kyndryl	[2]	(7,203)		(7,140)		(8,404)		1,264	(62)
Changes in noncontrolling interests		28							28
Balance at the end of the period at Dec. 31, 2021		18,996		18,901	57,319	154,209	(169,392)	(23,234)	95
Net income plus other comprehensive income/(loss)
Net income		1,639	[3]	1,639		1,639
Other comprehensive income/(loss)		6,494		6,494				6,494
Total comprehensive income		8,134		8,134
Cash dividends paid - common stock		(5,948)		(5,948)		(5,948)
Common stock issued under employee plans		962		962	962
Purchases and sales of treasury stock under employee plans - net		(104)		(104)		(12)	(92)
Other equity		0		0	63	(63)
Changes in noncontrolling interests		(18)							(18)
Balance at the end of the period at Dec. 31, 2022		22,021		21,944	58,343	149,825	(169,484)	(16,740)	77
Net income plus other comprehensive income/(loss)
Net income		7,502		7,502		7,502
Other comprehensive income/(loss)		(2,021)		(2,021)				(2,021)
Total comprehensive income		5,481		5,481
Cash dividends paid - common stock		(6,040)		(6,040)		(6,040)
Common stock issued under employee plans		1,300		1,300	1,300
Purchases and sales of treasury stock under employee plans - net		(152)		(152)		(11)	(140)
Changes in noncontrolling interests		3							3
Balance at the end of the period at Dec. 31, 2023		$ 22,613		$ 22,533	$ 59,643	$ 151,276	$ (169,624)	$ (18,761)	$ 80

[1]	Amounts presented have not been recast to exclude discontinued operations.
[2]	Refer to note E, "Acquisitions & Divestitures," for additional information.
[3]	2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.